LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASE ARRANGEMENTS

NOTE 9. LEASE ARRANGEMENTS

We rent certain office premises and automobile for operation use under lease agreements that expire at various dates through 2026.

Right-of-use assets

Right-of-use assets consist of the following:

	December 31
(in US$ thousands)	2023	2022
Carrying amount:
Office premise	$944	$1,306

The following tables summarize changes to our Company’s right-of use assets during 2023 and 2022:

(in US$ thousands)	Cost
	2023	2022
Balance at January 1	$2,165	$2,390
Additions	116	—
Exchange differences	—	(225)
Balance at December 31	$2,281	$2,165

	Accumulated depreciation
	2023	2022
Balance at January 1	$859	$419
Depreciation	472	489
Exchange differences	6	(49)
Balance at December 31	$1,337	$859

	Carrying amounts
	2023	2022
Balance at January 1	$1,306	$1,971
Balance at December 31	$944	$1,306

Lease liabilities

	December 31
(in US$ thousands)	2023	2022
Carrying amount:
Current portion (classified under other current liabilities)	$475	$440
Noncurrent portion	495	893
	$970	$1,333

Discount rates for the existing lease liabilities ranged from 1.44% to 3.6% as of December 31, 2023, and from 1.44% to 2.88% as of December 31, 2022.

Material terms of right-of-use assets

We lease office premises and automobile for operational use with lease terms of 2 to 5 years. We do not have purchase options to acquire the leasehold office premises at the end of the lease terms.

Supplemental information

Supplemental disclosures of cash flow and noncash information consist of the following:

	For the Year ended December 31
(in US$ thousands)	2023	2022
Cash paid for operating leases	$491	$502
Lease liabilities arising from obtaining right-of-use assets	$116	$—

	As of December 31
	2023	2022
Weighted-average remaining lease term	2.04 years	3.03 years
Weighted-average discount rate	1.60%	1.50%

Operating lease expenses were $495 thousand and $520 thousand during the years ended December 31, 2023 and 2022, respectively.

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2023:

(in US$ thousands)	Operating Leases
Year
2024	$486
2025	430
2026	69
Total minimum lease payments	985
Less: amount of lease payments representing interest	(15)
Present value of future minimum lease payments	970
Less: current obligation under leases	(475)
Non-current lease obligations	$495